Agreements and Transactions with Baxter - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Net sales	$ 1,763	$ 1,595	$ 1,429	$ 1,361	$ 1,683	$ 1,488	$ 1,452	$ 1,329	$ 6,148	$ 5,952	$ 5,555
Selling, general and administrative expenses									1,442	$ 1,053	$ 1,017
Current tax related indemnification liabilities	75								75
Longterm tax related indemnification liabilities	$ 51								51
Operations Not Yet Transferred to Baxalta
Related Party Transaction [Line Items]
Net sales									414
Manufacturing and Supply Agreement with Baxter
Related Party Transaction [Line Items]
Net sales									71
Transition Service Agreement with Baxter
Related Party Transaction [Line Items]
Selling, general and administrative expenses									$ 65